UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.9%
Corporate — 0.2%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$680	$784,244
County/City/Special District/School District — 37.1%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,758,509
California State Public Works Board, RB, Various Capital Projects, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	8,000	9,492,080
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,390,960
City of Los Angeles, RB, Series A, 5.00%, 6/01/39	2,000	2,181,540
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	558,035
6.50%, 5/01/36	1,210	1,375,044
6.50%, 5/01/42	2,225	2,515,719
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,304,760
Desert Community College District, GO, CAB, Election of 2004, Series C (AGM), 5.90%, 8/01/46 (a)	4,230	614,957
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,775,000
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,275	2,711,368
6.13%, 7/15/40	2,000	2,375,780
Grossmont Union High School District, GO, CAB, Election of 2004, 5.46%, 8/01/32 (a)	9,015	3,162,372
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,815,373
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,735	6,515,132
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	5,581,602
Modesto Irrigation District, COP, Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,382,080
5.75%, 10/01/34	180	199,787

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District
(continued)
Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 5.54%, 8/01/38 (a)	$7,500	$1,772,925
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,869,880
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,278,620
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,205,800
Pittsburg Unified School District, GO, Election 2006, Series B (AGC), 5.50%, 8/01/34	2,000	2,241,860
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District:
5.25%, 10/01/32	3,000	3,350,430
5.00%, 10/01/37	7,000	7,569,660
San Bernardino Community College District, GO, Election Of 2008, Series B, 6.34%, 8/01/44 (a)	5,000	888,200
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,721,610
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,500	7,206,355
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,018,420
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,524,202
San Marcos Unified School District, GO, CAB, 2010 Election, Series B, 5.68%, 8/01/47 (a)(b)	4,800	683,520
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	7,162,533
5.13%, 8/01/33	10,000	10,869,800
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,000	23,045,190
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,161,260
7.00%, 9/01/36	1,460	1,728,859
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,542,320

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District
(concluded)
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	$4,000	$4,696,960
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,991,618
West Contra Costa Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/32	4,725	5,393,540
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	9,211,495
William S. Hart Union High School District, GO, CAB, Series B (AGM) (a):
6.29%, 8/01/34	11,150	3,436,318
6.33%, 8/01/35	9,800	2,858,170
		186,139,643
Education — 2.2%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,515,967
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,805,175
University of California, RB, Series O, 5.38%, 5/15/34	460	520,149
		10,841,291
Health — 18.7%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,055	3,241,416
6.25%, 8/01/39	3,760	4,357,013
Series A, 6.00%, 8/01/30	2,275	2,723,084
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,555	7,304,171
Catholic Healthcare West, Series J, 5.63%, 7/01/32	7,000	7,655,620
Children's Hospital, Series A, 5.25%, 11/01/41	5,000	5,452,900
Providence Health, 6.50%, 10/01/18 (c)	25	33,154
Sutter Health, Series A, 5.25%, 11/15/46	9,550	10,024,157
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,050,963

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	$1,000	$1,168,990
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	5,097,928
Catholic Healthcare West, Series A, 6.00%, 7/01/39	2,750	3,173,033
Providence Health, 6.50%, 10/01/38	4,090	4,805,259
California Statewide Communities Development Authority, RB, Series A:
Health Facility Memorial Health Services, 5.50%, 10/01/33 (c)	7,000	7,335,300
Kaiser Permanente, 5.50%, 11/01/32	11,090	11,275,757
Kaiser Permanente, 5.00%, 4/01/42	5,000	5,334,150
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,980	3,265,365
Catholic Healthcare West, Series E, 5.50%, 7/01/31	4,255	4,662,459
		93,960,719
State — 7.8%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,489,860
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	5,025	5,868,195
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,055	6,013,479
6.50%, 4/01/33	5,985	7,293,321
6.00%, 4/01/38	8,390	9,674,425
		39,339,280
Transportation — 9.7%
City of Los Angeles Department of Airports, RB, Series A:
5.00%, 5/15/34	6,000	6,522,180
5.25%, 5/15/39	2,775	3,057,523
City of Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport Sub-Series C, 5.25%, 5/15/38	1,355	1,466,991
City of San Jose California, ARB, California Airport, Series A-1, AMT, 5.75%, 3/01/34	2,265	2,511,206
City of San Jose California, RB, California Airport, Series A-1, AMT, 6.25%, 3/01/34	2,650	3,034,753
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,932,160

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, RB, Airport System:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	$3,000	$3,386,130
Senior Series B, 5.75%, 7/01/39	1,850	2,040,217
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,220,199
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,799,085
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,880	3,454,531
		48,424,975
Utilities — 18.2%
Anaheim Public Financing Authority, RB:
Anaheim Electric System Distribution, 5.25%, 10/01/39	1,500	1,661,010
Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	8,792,592
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	6,065,180
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	4,000	4,322,480
City of Chula Vista California, San Diego Gas & Electric, Refunding RB:
Series D, 5.88%, 1/01/34	2,500	2,883,250
Series E, 5.88%, 1/01/34	6,500	7,496,450
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	4,000	4,497,160
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	6,731,775
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,884,562
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	10,242,360
Series A, 5.38%, 7/01/34	3,050	3,449,336
Los Angeles Department of Water & Power, Refunding RB:
Power System, Sub-Series A-2, 5.00%, 7/01/30	2,200	2,284,436
Series A, 5.25%, 7/01/39	4,000	4,538,560
Orange County Sanitation District, Refunding RB, Series A, 4.00%, 2/01/33	5,000	5,341,300

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego County Water Authority, COP, Unrefunded, Series A (NPFGC), 5.00%, 5/01/32	$1,850	$1,870,961
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,520	10,754,363
Series A, 5.25%, 8/01/38	3,255	3,593,390
San Francisco City & County Public Utilities Commission, RB, Series A (NPFGC), 5.00%, 11/01/32	4,000	4,060,880
		91,470,045
Total Municipal Bonds in California		470,960,197

Multi-State — 1.7%
Housing — 1.7%
Centerline Equity Issuer Trust (d)(e):
7.20%, 11/15/14	3,500	3,872,365
5.75%, 5/15/15	500	541,280
6.00%, 5/15/15	1,500	1,633,500
6.00%, 5/15/19	1,000	1,148,590
6.30%, 5/15/19	1,000	1,166,410
Total Municipal Bonds in Multi-State		8,362,145

Puerto Rico — 0.6%
State — 0.6%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series C (a):
5.76%, 8/01/37	4,500	1,123,830
6.22%, 8/01/39	8,750	1,937,163
Total Municipal Bonds in Puerto Rico		3,060,993

Total Municipal Bonds – 96.2%		482,383,335

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 67.9%
County/City/Special District/School District — 25.8%
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,502,623
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	8,983,680
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,506,150
Los Angeles Community College District California, GO, Election of 2008:
Election of 2008, Series A, 6.00%, 8/01/33	20,131	23,809,740

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2008 (concluded):
Election of 2008, Series C, 5.25%, 8/01/39	$12,900	$14,693,745
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,501,650
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,517,115
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	12,499	13,448,475
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,220,600
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	12,033,411
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	9,891,270
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,262,971
		129,371,430
Education — 11.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	10,395	11,793,855
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,257,818
Mount Diablo California Unified School District, GO, Election of 2002, 5.00%, 6/01/31	4,000	4,303,320
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,631,425
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,791,854
Series O, 5.75%, 5/15/34	12,300	14,271,690
		57,049,962
Transportation — 1.1%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,999	5,429,485

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value

California (concluded)
Utilities — 29.6%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	$7,000	$8,208,340
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	3,203,460
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,297,330
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	19,519,868
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	17,295,464
Water System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,188,460
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	12,230,026
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	15,881,439
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,525,904
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	14,290	15,586,817
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	13,948,173
San Francisco City & County Public Utilities Commission, RB:
Series A, 5.00%, 11/01/35	10,625	11,831,663
Water System Improvement Program, Sub-Series A, 5.00%, 11/01/37	12,698	14,010,697
		148,727,641
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 67.9%		340,578,518
Total Long-Term Investments (Cost – $750,136,095) – 164.1%		822,961,853

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (g)(h)	3,424,253	3,424,253

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	155,900	$155,900
Total Short-Term Securities (Cost – $3,580,153) – 0.7%		3,580,153
Total Investments (Cost - $753,716,248*) – 164.8%		826,542,006
Other Assets Less Liabilities – 1.7%		8,540,966
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.4)%		(162,312,060)
VMTP Shares, at Liquidation Value – (34.2)%		(171,300,000)
Net Assets Applicable to Common Shares – 100.0%		$501,470,912

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$591,979,928
Gross unrealized appreciation	$72,840,729
Gross unrealized depreciation	(512,163)
Net unrealized appreciation	$72,328,566

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stifel, Nicolaus & Co.	$683,520	$16,272

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to stated maturity.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF California Municipal Money Fund	2,720,243	704,010	3,424,253	$67
BIF New York Municipal Money Fund	—	155,900	155,900	—

(h)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
300	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$39,684,375	$(596,039)

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$822,961,853	—	$822,961,853
Short-Term Securities	$3,580,153	—	—	3,580,153
Total	$3,580,153	$822,961,853	—	$826,542,006

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(596,039)	—	—	$(596,039)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$396,000	—	—	$396,000
Liabilities:
Bank Overdraft	(8,859)	—	—	(8,859)
TOB trust certificates	—	$(162,233,512)	—	(162,233,512)
VMTP Shares	—	(171,300,000)	—	(171,300,000)
Total	$387,141	$(333,533,512)	—	$(333,146,371)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2012